Share-based compensation (Details)	12 Months Ended						0 Months Ended					0 Months Ended	12 Months Ended
	Dec. 31, 2014 Service-based share options USD ($)	Dec. 31, 2014 Service-based share options CNY	Dec. 31, 2013 Service-based share options USD ($)	Dec. 31, 2013 Service-based share options CNY	Dec. 31, 2012 Service-based share options USD ($)	Dec. 31, 2012 Service-based share options CNY	Nov. 14, 2009 Pre-IPO Share Incentive Plan Class B	Feb. 28, 2009 Pre-IPO Share Incentive Plan Class B	Nov. 14, 2009 Pre-IPO Share Incentive Plan Class B	Jun. 19, 2007 Pre-IPO Share Incentive Plan Class B	Aug. 14, 2010 2010 Share Incentive Plan Class B	Nov. 22, 2013 2013 Share Incentive Plan Class B	Dec. 31, 2014 2013 Share Incentive Plan Class B	Nov. 22, 2013 2013 Share Incentive Plan Class B
Summary of share options activities
Shares authorized									44,645,000	32,145,000	30,000,000			5,024,818
Number of shares reserved in the award pool for future issuance (as a percent)												2.00%
Annual increase in number of shares reserved in the award pool for future issuance (as a percent)													2.00%
Maximum number of shares reserved in the award pool for future issuance after annual increase (as a percent)													5.00%
Additional shares authorized								10,000,000
Expiration period after termination of service other than disability or death							3 months
Expiration period after termination of service due to disability or death							1 year
Vesting period	4 years	4 years
Share-based compensation expenses		46,382,853		69,852,854		60,985,488
Unamortized compensation costs related to unvested awards not yet recognized		57,758,897
Unamortized compensation costs related to unvested awards not yet recognized, weighted average period to be recognized	2 years 3 months	2 years 3 months
Summary of share-based option activities
Outstanding, beginning of period (in shares)	25,927,910	25,927,910
Granted (in shares)	200,000	200,000	12,700,000	12,700,000	4,615,000	4,615,000
Exercised (in shares)	(1,204,490)	(1,204,490)
Forfeited or Cancelled (in shares)	(1,723,895)	(1,723,895)
Outstanding, end of period (in shares)	23,199,525	23,199,525	25,927,910	25,927,910
Vested and expected to vest at the end of period (in shares)	22,431,529	22,431,529
Exercisable at the end of period (in shares)	13,067,655	13,067,655
Weighted-Average Exercise Price
Outstanding, beginning of period (in dollars per share)	$ 2.96
Outstanding, end of period (in dollars per share)	$ 2.95		$ 2.96
Vested and expected to vest (in dollars per share)	$ 2.99
Exercisable (in dollars per share)	$ 3.49
Share-based options, additional disclosure
Outstanding	2 years 4 months 21 days	2 years 4 months 21 days	3 years 3 months 22 days	3 years 3 months 22 days
Outstanding	2 years 4 months 21 days	2 years 4 months 21 days	3 years 3 months 22 days	3 years 3 months 22 days
Weighted Average Remaining Contractual Term, Vested and expected to vest	2 years 4 months 10 days	2 years 4 months 10 days
Weighted Average Remaining Contractual Term, Exercisable	1 year 9 months 11 days	1 year 9 months 11 days
Aggregate Intrinsic Value Outstanding (in dollars)	24,253,925
Aggregate Intrinsic Value Outstanding (in dollars)	15,242,323		24,253,925
Aggregate Intrinsic Value, Vested and expected to vest (in dollars)	14,534,499
Aggregate Intrinsic Value, Exercisable (in dollars)	5,904,270
Expired (in shares)	0	0	0	0	0	0
Weighted-average grant date fair value of options granted (in CNY or dollars per share)	$ 2.46	15.12	$ 0.96	5.95	$ 0.76	4.80
Total intrinsic value of options exercised		16,487,975		19,681,115		133,116,835